INFORMATION INCLUDED IN CONSOLIDATED EARNINGS	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
INFORMATION INCLUDED IN CONSOLIDATED EARNINGS
INFORMATION INCLUDED IN CONSOLIDATED EARNINGS
The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the three-year period ended December 31, 2019:

	2019	2018	2017
	$	$	$
Employee benefit expense
Wages, salaries and other short-term benefits	227,043	197,155	170,657
Termination benefits (Note 16)	2,274	1,861	204
Share-based compensation expense (Note 18)	501	1,914	3,291
Pension, post-retirement and other long-term employee benefit plans (Note 20):
Defined benefit plans	2,139	2,768	2,811
Defined contributions plans	7,142	3,471	4,699
	239,099	207,169	181,662
Finance costs - Interest
Interest on borrowings and lease liabilities	32,472	17,443	7,973
Amortization and write-off of debt issue costs on borrowings	1,194	1,906	651
Interest capitalized to property, plant and equipment	(1,976)	(2,277)	(1,378)
	31,690	17,072	7,246
Finance costs - other expense (income), net
Foreign exchange (gain) loss	(790)	1,945	(2,663)
Put option valuation loss (gain) (Note 24)	3,339	—	(1,833)
Other costs, net	765	1,865	1,098
	3,314	3,810	(3,398)
Additional information
Depreciation of property, plant and equipment (Note 9)	51,030	38,548	32,409
Amortization of intangible assets (Note 12)	10,385	6,281	3,729
Impairment of assets, net (Note 13)	4,549	6,936	1,433